INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Income before income taxes

MILLIONS	2011	2010	2009
United States	$440.0	$497.5	$452.7
International	239.6	250.2	167.4
Total	$679.6	$747.7	$620.1

Provision for income taxes

MILLIONS	2011	2010	2009
Federal and state	$104.9	$173.5	$56.3
International	69.7	74.2	57.0
Total current	174.6	247.7	113.3
Federal and state	25.2	(26.3)	93.2
International	16.5	(4.8)	(5.1)
Total deferred	41.7	(31.1)	88.1
Provision for income taxes	$216.3	$216.6	$201.4

Net deferred tax assets and deferred tax liabilities

DECEMBER 31 (MILLIONS)	2011	2010
Deferred tax assets
Other accrued liabilities	$112.4	$56.5
Loss carryforwards	112.0	26.1
Share-based compensation	71.8	64.0
Pension and other comprehensive income	346.3	155.5
Foreign tax credits	44.7	22.4
Debt fair value adjustment	79.4	—
Other, net	131.1	46.1
Valuation allowance	(73.1)	(11.2)
Total	824.6	359.4
Deferred tax liabilities
Property, plant and equipment basis differences	289.6	106.3
Intangible assets	1,412.1	132.2
Unremitted foreign earnings	98.0	—
Other, net	60.9	0.6
Total	1,860.6	239.1
Net deferred tax assets (liabilities) balance	$(1,036.0)	$120.3

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2011	2010	2009
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.0	1.9	2.4
Foreign operations	(3.2)	(4.5)	(2.7)
Domestic manufacturing deduction	(2.9)	(2.0)	(1.1)
Change in valuation allowance	1.2	—	—
Nondeductible deal costs	0.8	—	—
Audit settlements and refunds	(0.5)	(1.3)	—
Other, net	(0.6)	(0.1)	(1.1)
Effective income tax rate	31.8%	29.0%	32.5%

Reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits

MILLIONS	2011	2010	2009
Balance at beginning of year	$66.2	$116.7	$110.6
Additions based on tax positions related to the current year	7.3	10.4	16.0
Additions for tax positions of prior years	1.4	0.2	6.0
Reductions for tax positions of prior years	(27.0)	(9.1)	(5.2)
Reductions for tax positions due to statute of limitations	(0.8)	(6.8)	(8.7)
Settlements	(8.0)	(44.6)	(5.4)
Assumed in connection with the Nalco merger	50.1	—	—
Foreign currency translation	0.3	(0.6)	3.4
Balance at end of year	$89.5	$66.2	$116.7